UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐
Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ___________________ to ____________________

Date of Report (Date of filing):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒
Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

GreenSky Home Improvement Issuer Trust 2026-A
(Exact name of securitizer as specified in its charter)

Central Index Key Number of sponsor:	0001472649

Central Index Key Number of issuing entity (if applicable):	Not Applicable

Central Index Key Number of underwriter (if applicable):	Not Applicable

Daniel Budington, 678-264-6105
Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01
Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: July 31, 2026

GreenSky, LLC
(Sponsor)

	By:	/s/ Daniel Budington
		Name:	Daniel Budington
		Title:	Senior Executive Vice President, Chief Financial Officer

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	Independent Accountants’ Agreed-Upon Procedures Report, dated July 27, 2026